License Purchase Obligation (Details) - USD ($) $ in Thousands		Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Repayment dates:
Current liability		$ 250	$ 250	$ 150
Non-current liability				83
Minimal Commitment [Member]
Repayment dates:
January 1, 2017	[1]			150
January 1, 2018	[1]		250	83
Remaining balance	[1]		250	233
Current liability	[1]		250	150
Non-current liability	[1]			83
Total	[1]		$ 250	$ 233

[1]	Upon initial recognition, the balance was discounted according to an annual discount rate of 21%, which in management's opinion reflected the Company's credit risk as of the initial recognition of the liability (see also Note 5).